UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-01241
Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	August 31
Date of Reporting Period:	November 30, 2005

Item 1. Schedule of Investments

Eaton Vance Asian Small Companies Fund  as of November 30, 2005 (Unaudited)

Eaton Vance Asian Small Companies Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Asian Small Companies Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2005, the value of the Fund’s investment in the Portfolio was $84,831,705 and the Fund owned approximately 34.2% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Asian Small Companies Portfolio                                                                                                  as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
China — 5.9%
Cosmetics & Toiletries — 1.9%
Beauty China Holdings Ltd.	12,255,000	$4,662,793
		$4,662,793
Printing and Packaging — 1.3%
Vision Grande Group Holdings Ltd.	5,338,000	3,235,277
		$3,235,277
Retail - Apparel — 2.7%
Ports Design Ltd.	6,576,000	6,810,595
		$6,810,595
Total China (identified cost $10,976,480)		$14,708,665
Hong Kong — 6.1%
Engineering — 0.8%
Hong Kong Aircraft Engineering Co. Ltd.	232,000	1,837,175
		$1,837,175
Household Furnishing & Appliances — 0.8%
Chitaly Holdings Ltd.	5,134,000	2,081,487
		$2,081,487
Real Estate Operating/Development — 0.8%
Far East Consortium	5,521,000	1,964,867
		$1,964,867
Retail - Apparel — 0.9%
Esprit Holdings Ltd.	319,000	2,245,026
		$2,245,026
Retail - Restaurants — 1.8%
Fairwood Holdings Ltd.	7,280,000	4,459,231
		$4,459,231
Timepiece Retailer & Manufacturer — 1.0%
Peace Mark Holdings Ltd.	9,140,000	2,534,076
		$2,534,076
Total Hong Kong (identified cost $13,577,098)		$15,121,862
India — 9.5%
Applications Software — 0.7%
Financial Technologies (India) Ltd.	66,917	1,788,520
		$1,788,520

1

Auto and Parts — 0.9%
Motor Industries Co. Ltd.	38,300	$2,169,624
		$2,169,624
Chemicals — 1.9%
United Phosphorus	1,005,180	4,797,052
		$4,797,052
Diversified Operations — 1.7%
Sintex Industries Ltd.	1,200,430	4,074,109
		$4,074,109
Drugs — 0.6%
Ind-Swift Laboratories Ltd. (1)(2)	168,000	550,301
Ind-Swift Laboratories Ltd.	275,000	925,751
		$1,476,052
Electric Products - Miscellaneous — 1.7%
Siemens India Ltd.	60,500	4,257,394
		$4,257,394
Engineering and Construction — 1.0%
ABB Ltd.	61,000	2,572,154
		$2,572,154
Printing — 1.0%
Micro Inks Ltd.	165,317	2,326,724
		$2,326,724
Total India (identified cost $15,658,241)		$23,461,629
Indonesia — 1.4%
Packaging — 0.3%
PT Dynaplast Tbk	6,565,000	752,717
		$752,717
Telecommunication Services — 1.1%
PT Telekomunikasi Tbk	4,776,000	2,623,668
		$2,623,668
Total Indonesia (identified cost $3,221,195)		$3,376,385
Malaysia — 6.4%
Electronic Components - Miscellaneous — 2.1%
Uchi Technologies BHD	6,338,700	5,201,157
		$5,201,157
Health and Personal Care — 2.6%
Pantai Holdings BHD	12,779,800	6,460,936
		$6,460,936

2

Telecommunication Services — 1.7%
Digi.Com Berhad (3)	2,059,500	$4,115,729
		$4,115,729
Total Malaysia (identified cost $13,130,017)		$15,777,822
Republic of Korea — 18.7%
Auto and Parts — 0.9%
Pyung Hwa Industrial Co., Ltd.	245,670	2,199,278
		$2,199,278
Drugs — 3.1%
Hanmi Pharm Co. Ltd.	55,370	7,612,849
		$7,612,849
Engineering and Construction — 2.4%
Hyundai Engineering & Construction Co. (3)	151,890	5,972,915
		$5,972,915
Food - Retail — 2.2%
Binggrae Co. Ltd.	138,990	5,542,510
		$5,542,510
Musical Instruments — 1.6%
Samick Musical Instruments Co., Ltd. (3)	1,792,170	3,956,390
		$3,956,390
Office Furniture — 2.4%
Fursys, Inc.	256,090	5,922,159
		$5,922,159
Packaging — 2.2%
Youlchon Chemical Co. Ltd.	448,250	5,399,819
		$5,399,819
Security Systems Services — 1.1%
S1 Corp.	65,300	2,703,698
		$2,703,698
Travel Services — 2.2%
Hana Tour Service, Inc.	155,205	5,393,613
		$5,393,613
Waste Disposal — 0.6%
Insun ENT Co. Ltd.	124,935	1,639,520
		$1,639,520
Total Republic of Korea (identified cost $32,997,443)		$46,342,751

3

Singapore — 18.9%
Education — 3.2%
Raffles Education Corp. Ltd.	9,483,000	$7,969,725
		$7,969,725
Electronic Components - Miscellaneous — 1.2%
Jurong Technologies Industrial Corp. Ltd.	2,574,000	3,069,605
		$3,069,605
Food - Retail — 1.6%
Dairy Farm International Holdings Ltd.	1,137,800	3,982,300
		$3,982,300
Hotels and Motels — 1.2%
Raffles Holdings Ltd.	7,871,000	3,065,007
		$3,065,007
Medical Products — 2.3%
LMA International NV (3)	12,535,000	5,699,978
		$5,699,978
Real Estate Operating/Development — 2.2%
Hersing Corp. Ltd.	2,946,000	261,356
Keppel Land Ltd.	2,269,000	5,094,970
		$5,356,326
Retail - Electronics — 0.6%
Pertama Holdings Ltd.	7,217,000	1,472,596
		$1,472,596
Serviced Residence Operator — 2.3%
Ascott Group Ltd.	14,075,000	5,649,080
		$5,649,080
Transport - Marine — 2.3%
Ezra Holdings Ltd.	7,022,800	5,720,022
		$5,720,022
Transport - Services — 2.0%
SMRT Corp. Ltd.	7,723,000	4,927,692
		$4,927,692
Total Singapore (identified cost $34,543,365)		$46,912,331
Taiwan — 19.7%
Business Services - Miscellaneous — 1.9%
Test-Rite International Co.	6,984,266	4,584,561
		$4,584,561

4

Chemicals — 1.4%
Taiwan Fertilizer Co. Ltd.	3,359,000	$3,478,292
		$3,478,292
Electronic Components - Miscellaneous — 3.9%
Asia Optical Co., Inc.	714,000	4,361,346
Career Technology Co. Ltd.	1,776,823	1,766,908
Silitech Technology Corp.	914,400	3,523,366
		$9,651,620
Health and Personal Care — 3.4%
Johnson Health Tech Co. Ltd.	2,158,000	8,531,426
		$8,531,426
Hotels and Motels — 2.0%
Formosa International Hotels Corp.	3,100,000	5,031,581
		$5,031,581
Machinery — 3.5%
Awea Mechantronic Co. Ltd.	2,919,400	4,268,192
Chung-Hsin Electric & Machinery MFG. Corp.	7,266,000	4,433,843
		$8,702,035
Security Systems Services — 1.8%
Taiwan-Sogo Shinkong Security Corp.	6,711,000	4,320,744
		$4,320,744
Semiconductor Components — 1.8%
Motech Industries, Inc.	401,000	4,512,527
		$4,512,527
Total Taiwan (identified cost $43,012,700)		$48,812,786
Thailand — 9.0%
Broadcasting — 0.3%
Workpoint Entertainment Public Co., Ltd.	1,900,600	806,413
		$806,413
Health and Personal Care — 0.6%
Bumrungrad Hospital Public Co., Ltd.	2,187,300	1,431,558
		$1,431,558
Hotels and Motels — 2.0%
Minor International PLC	34,601,054	4,865,708
		$4,865,708
Oil Companies-Integrated — 1.1%
PTT PCL	523,900	2,743,663
		$2,743,663

5

Real Estate Operating/Development — 1.6%
Central Pattana PCL	14,003,900	$4,074,356
		$4,074,356
REITS — 1.6%
CPN Retail Growth Property (3)	15,502,400	4,021,716
		$4,021,716
Telecommunication Services — 1.4%
Total Access Communication PCL (3)	1,149,000	3,584,880
		$3,584,880
Waste Disposal — 0.4%
Professional Waste Technology 1999 PCL	38,868,100	904,676
		$904,676
Total Thailand (identified cost $19,329,207)		$22,432,970
Total Common Stocks (identified cost $186,445,746)		$236,947,201
Total Investments — 95.6% (identified cost $186,445,746)		$236,947,201
Other Assets, Less Liabilities — 4.4%		$10,819,699
Net Assets — 100.0%		$247,766,900

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)	Security restricted from sale until December 2, 2005.
(3)	Non-income producing security.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
Taiwan	20.6%	$48,812,786
Singapore	19.8	46,912,331
Republic of Korea	19.5	46,342,751
India	9.9	23,461,629
Thailand	9.5	22,432,970
Malaysia	6.7	15,777,822
Hong Kong	6.4	15,121,862
China	6.2	14,708,665
Indonesia	1.4	3,376,385
	100.0%	$236,947,201

6

The Portfolio did not have any open financial instruments at November 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$186,445,746
Gross unrealized appreciation	$56,974,767
Gross unrealized depreciation	(6,473,312)
Net unrealized appreciation	$50,501,455

7

Eaton Vance Global Growth Fund as of November 30, 2005 (Unaudited)

Eaton Vance Global Growth Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in the Global Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2005, the value of the Fund’s investment in the Portfolio was $78,854,055 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Global Growth Portfolio                                                                                                              as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Advertising — 1.9%
Havas Advertising	332,000	$1,493,115
		$1,493,115
Aerospace and Defense — 3.3%
Precision Castparts Corp.	16,000	815,840
Thales SA	40,000	1,776,158
		$2,591,998
Automobiles — 2.2%
Toyota Motor Corp.	35,200	1,702,109
		$1,702,109
Beverage-Manufacturing — 0.2%
Cott Corp. (1)	14,000	192,920
		$192,920
Biotechnology — 2.4%
Amgen, Inc. (1)	6,000	485,580
Arena Pharmaceuticals, Inc. (1)	12,000	129,360
Celgene Corp. (1)	13,500	822,420
Medimmune, Inc. (1)	13,000	466,830
		$1,904,190
Broadcasting — 1.0%
Central European Media Enterprises, Ltd. (1)	14,000	757,120
		$757,120
Building and Construction — 2.0%
Aker Kvaerner ASA (1)	15,200	811,291
Martin Marietta Materials, Inc.	10,500	788,655
		$1,599,946
Business Services — 2.9%
Altran Technologies SA (1)	99,500	1,125,814
Gartner, Inc. (1)	40,000	539,200
Greenfield Online, Inc. (1)	15,955	80,892
MoneyGram International, Inc.	20,000	517,600
		$2,263,506
Chemicals — 4.5%
BASF AG	25,500	1,879,203
Ecolab, Inc.	14,000	465,780
Kingboard Chemical Holdings, Ltd.	492,000	1,176,166
		$3,521,149

Commercial Banks — 6.2%
ABN AMRO Holdings NV	76,691	$1,885,335
HSBC Holdings PLC	116,000	1,852,470
Raiffeisen International Bank Holding AG (1)	18,900	1,168,425
		$4,906,230
Computer Peripherals — 0.6%
Synaptics, Inc. (1)	18,000	484,380
		$484,380
Computer Software & Services — 2.0%
Compuware Corp. (1)	63,000	581,490
Kanbay International, Inc. (1)	14,800	245,088
Magma Design Automation, Inc. (1)	40,000	338,000
PDF Solutions, Inc. (1)	25,000	391,000
		$1,555,578
Computers and Business Equipment — 1.1%
Bull SA (1)	845,000	840,752
		$840,752
Diversified Telecommunication Services — 2.5%
KT Corp. ADR	70,000	1,528,100
PanAmSat Holding Corp.	18,000	436,500
		$1,964,600
Education — 1.0%
Bright Horizons Family Solutions, Inc. (1)	1,100	38,918
Career Education Corp. (1)	6,000	223,800
DeVry, Inc. (1)	23,500	545,670
		$808,388
Energy Services — 2.6%
British Energy Group PLC (1)	130,000	1,048,370
Vestas Wind Systems A/S (1)	66,000	980,821
		$2,029,191
Engineering and Construction — 0.4%
Caterpillar, Inc.	2,177	125,787
Foster Wheeler, Ltd. (1)	5,000	174,150
		$299,937
Enterprise Software — 0.5%
i2 Technologies, Inc. (1)	29,000	398,750
		$398,750
Entertainment — 2.7%
PartyGaming PLC (1)	270,000	551,578
Sportingbet PLC	260,000	1,607,646
		$2,159,224

Financial Services — 7.6%
Diamond Lease Co., Ltd.	45,200	$2,102,247
E*Trade Financial Corp. (1)	107,000	2,088,640
Nomura Holdings, Inc.	106,400	1,770,197
		$5,961,084
Gaming Equipment — 0.0%
WMS Industries, Inc. (1)	1,364	33,868
		$33,868
Generic Drugs — 1.3%
Par Pharmaceutical Cos., Inc. (1)	8,000	212,880
Shire PLC ADR	22,000	803,880
		$1,016,760
Hardware-Networking — 1.0%
Atheros Communications, Inc. (1)	79,000	765,510
		$765,510
Health Care-Providers and Services — 2.4%
Caremark Rx, Inc. (1)	12,000	616,680
DaVita, Inc. (1)	11,000	577,390
Omnicare, Inc.	2,000	113,900
WellPoint, Inc. (1)	7,400	568,542
		$1,876,512
Hotels, Restaurants & Leisure — 0.3%
Wynn Resorts, Ltd. (1)	5,000	279,150
		$279,150
Insurance — 4.0%
Admiral Group PLC	54,000	413,551
PartnerRe, Ltd.	9,500	648,660
Prudential PLC	196,500	1,787,248
PXRE Group, Ltd.	25,000	318,250
		$3,167,709
Internet Services — 2.5%
CheckFree Corp. (1)	18,000	843,300
Google, Inc., Class A (1)	2,700	1,093,473
		$1,936,773
Internet Software & Services — 0.2%
eResearch Technology, Inc. (1)	15,000	194,100
		$194,100
Medical Products — 1.7%
Henry Schein, Inc. (1)	11,000	469,150
I-Flow Corp. (1)	8,482	111,199
Mentor Corp.	15,000	731,100
		$1,311,449

Mining — 3.6%
Arch Coal, Inc.	19,400	$1,494,576
Eldorado Gold Corp. (1)	65,000	260,650
Foundation Coal Holdings, Inc.	6,000	213,420
Gammon Lake Resources, Inc. (1)	20,000	179,400
Simmer and Jack Mines, Ltd. (1)	5,593,585	718,389
		$2,866,435
Oil & Gas Equipment — 1.1%
Trico Marine Services, Inc. (1)	35,826	892,426
		$892,426
Oil and Gas-Exploration and Production — 0.6%
Pride International, Inc. (1)	15,000	446,850
		$446,850
Oil Companies-Exploration & Production — 6.0%
Amerada Hess Corp.	10,500	1,286,460
BP PLC	165,000	1,812,651
Parallel Petroleum Corp. (1)	13,000	213,330
Range Resources Corp.	12,000	446,880
Vintage Petroleum, Inc.	19,000	995,220
		$4,754,541
Personal Products — 2.0%
Oriflame Cosmetics SA	45,000	1,180,337
Procter & Gamble Co. (The)	7,000	400,330
		$1,580,667
Pharmaceuticals — 0.7%
Ligand Pharmaceuticals, Inc., Class B (1)	48,000	532,200
		$532,200
Publishing — 4.1%
Promotora de Informaciones S.A. (Prisa)	96,000	1,648,643
Trinity Mirror PLC	150,000	1,572,936
		$3,221,579
Refining — 0.3%
Tesoro Corp.	5,000	275,350
		$275,350
Retail-Food and Drug — 1.6%
Nestle SA ADR	6,000	444,985
Walgreen Co.	18,000	822,240
		$1,267,225
Retail-Specialty — 5.1%
American Eagle Outfitters, Inc.	18,000	409,680
Men’s Wearhouse, Inc., (The) (1)	8,000	234,400
Mitsukoshi, Ltd.	337,000	1,691,153

Tesco PLC	315,000	$1,646,880
Under Armour, Inc., Class A (1)	931	21,069
		$4,003,182
Semiconductor Equipment — 0.9%
Advanced Energy Industries, Inc. (1)	3,209	42,872
Cabot Microelectronics Corp. (1)	7,500	231,975
Teradyne, Inc. (1)	15,000	219,450
Tessera Technologies, Inc. (1)	7,500	206,250
		$700,547
Semiconductors — 0.4%
Cirrus Logic, Inc. (1)	43,000	325,080
		$325,080
Software — 0.6%
Satyam Computer Services, Ltd. ADR	14,000	493,360
		$493,360
Telecommunication Equipment — 4.1%
Novatel Wireless, Inc. (1)	67,000	912,540
Palm, Inc. (1)	32,600	925,188
Research in Motion, Ltd. (1)	13,200	806,916
Tandberg ASA	65,000	570,764
		$3,215,408
Trading Company — 2.0%
Mitsui and Co., Ltd.	127,000	1,559,891
		$1,559,891
Transportation — 2.2%
American Commercial Lines, Inc. (1)	5,404	158,067
BAA PLC	143,000	1,570,307
		$1,728,374
Wireless Communication Services — 2.4%
NII Holdings, Inc. (1)	42,000	1,824,900
OAO Vimpel-Communications ADR (1)	2,000	90,660
		$1,915,560
Total Common Stocks (identified cost $66,943,202)		$77,794,673

Warrants — 0.0%

Security	Shares	Value
— 0.0%
Kingboard Chemical-Strike: 20 Expires: 12/31/06 (1)	49,200	$12,848
		$12,848
Total Warrants (identified cost $0)		$12,848
Total Investments — 98.7% (identified cost $66,943,202)		$77,807,521
Other Assets, Less Liabilities — 1.3%		$1,046,721
Net Assets — 100.0%		$78,854,242

ADR	—	American Depository Receipt
(1)		Non-income producing security.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	39.5%	$31,151,175
United Kingdom	18.6%	14,667,517
Japan	11.2%	8,825,597
France	6.6%	5,235,839
Bermuda	2.4%	1,898,180
Netherlands	2.4%	1,885,335
Germany	2.4%	1,879,203
Spain	2.1%	1,648,643
Republic of Korea	1.9%	1,528,100
Canada	1.8%	1,439,886
Norway	1.8%	1,382,055
Hong Kong	1.5%	1,189,014
Sweden	1.5%	1,180,337
Austria	1.5%	1,168,425
Denmark	1.3%	980,821
South Africa	0.9%	718,389
India	0.6%	493,360
Switzerland	0.6%	444,985
Russia	0.1%	90,660

The Portfolio did not have any open financial instruments at November 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$66,943,202
Gross unrealized appreciation	$12,372,447
Gross unrealized depreciation	(1,508,128)
Net unrealized appreciation	$10,864,319

Eaton Vance Greater China Growth Fund  as of November 30, 2005 (Unaudited)

Eaton Vance Greater China Growth Fund (the Fund), a non-diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Greater China Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2005, the value of the Fund’s investment in the Portfolio was $124,344,699 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Greater China Growth Portfolio                                                                                                     as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.1%

Security	Shares	Value
China — 19.9%
Apparel and Accessories — 3.4%
Ports Design, Ltd.	4,034,000	$4,177,911
		$4,177,911
Auto Manufacturer — 1.2%
Denway Motors, Ltd.	4,825,000	1,486,494
		$1,486,494
Auto Parts Manufacturing — 0.2%
Minth Group, Ltd. (1)	936,000	271,577
		$271,577
Banks — 0.8%
China Construction Bank - Class H	3,080,000	1,012,805
		$1,012,805
Consumer Electronics — 1.3%
GOME Electrical Appliances Holdings, Ltd.	2,802,000	1,651,475
		$1,651,475
Drugs — 0.8%
Sino Biopharmaceutical, Ltd.	4,552,000	950,938
		$950,938
Food Catering Services — 2.0%
FU JI Food and Catering Services Holdings, Ltd.	1,819,000	2,462,213
		$2,462,213
Furniture and Appliances — 1.0%
Samson Holding, Ltd.	3,307,000	1,311,337
		$1,311,337
Insurance — 1.0%
China Life Insurance Co., Ltd. - Class H	1,616,000	1,270,873
		$1,270,873
Machinery — 1.6%
Shanghai Electric Group Co., Ltd. - Class H	6,264,000	1,935,489
		$1,935,489
Oil Companies - Exploration & Production — 3.7%
CNOOC, Ltd.	3,310,000	2,203,882
PetroChina Co., Ltd.	3,016,000	2,369,187
		$4,573,069
Real Estate Operating/Development — 1.6%
Guangzhou R&F Properties Co., Ltd. - Class H	629,800	2,026,321
		$2,026,321

1

Retail - Specialty and Apparel — 0.2%
Parkson Retail Group, Ltd. (1)	171,000	$216,101
		$216,101
Textile and Garment Manufacturing — 1.1%
Shenzhou International Group	3,483,000	1,324,984
		$1,324,984
Total China (identified cost $19,711,032)		$24,671,587
Hong Kong — 42.9%
Apparel and Accessories — 1.8%
Prime Success International Group	5,126,000	2,241,935
		$2,241,935
Audio/Video Products — 0.6%
Skyworth Digital Holdings, Ltd. (1)(2)(3)	4,636,000	693,484
		$693,484
Banks — 4.4%
BOC Hong Kong Holdings, Ltd.	612,000	1,166,120
Dah Sing Financial Holdings, Ltd.	171,200	1,181,816
HSBC Holdings PLC	197,731	3,159,986
		$5,507,922
Chemicals - Diversified — 1.7%
Kingboard Chemical Holdings, Ltd.	862,000	2,060,681
		$2,060,681
Distribution/Wholesale — 3.9%
Esprit Holdings, Ltd.	699,000	4,919,352
		$4,919,352
Diversified Operations — 8.8%
Jardine Matheson Holdings, Ltd.	241,804	3,796,323
NWS Holdings, Ltd.	1,147,000	1,745,342
Swire Pacific, Ltd. - Class A	464,000	4,205,435
Swire Pacific, Ltd. - Class B	660,000	1,164,530
		$10,911,630
Furniture and Appliances — 0.8%
Chitaly Holdings, Ltd.	2,560,000	1,037,905
		$1,037,905
Gas Production & Distribution — 3.1%
Hong Kong and China Gas Co., Ltd.	1,796,000	3,807,776
		$3,807,776
Hotels and Motels — 0.5%
Shangri-La Asia, Ltd.	431,156	622,712
		$622,712

2

Printing — 3.0%
Vision Grande Group Holdings, Ltd.	6,240,000	$3,781,965
		$3,781,965
Real Estate Operating/Development — 3.7%
Cheung Kong Holdings, Ltd.	278,000	2,882,648
Hopewell Holdings, Ltd.	707,000	1,735,216
		$4,617,864
Retail - Specialty and Apparel — 1.7%
Dickson Concepts International, Ltd.	1,539,120	2,079,121
		$2,079,121
Telecommunications Services — 5.4%
China Mobile, Ltd.	1,113,000	5,441,798
Hutchinson Telecommunications International, Ltd.	902,000	1,273,695
		$6,715,493
Transportation & Logistics — 3.5%
COSCO Pacific, Ltd.	1,004,000	1,674,020
Integrated Distribution Services Group, Ltd. (3)	2,341,000	2,652,836
		$4,326,856
Total Hong Kong (identified cost $42,506,438)		$53,324,696
Taiwan — 34.3%
Business Services - Miscellaneous — 3.0%
Taiwan Secom Co., Ltd.	1,337,520	1,927,583
Test-Rite International Co.	2,785,010	1,828,116
		$3,755,699
Chemicals — 2.3%
Taiwan Fertilizer Co., Ltd.	2,711,000	2,807,279
		$2,807,279
Computers — 4.1%
Acer, Inc.	1,532,503	3,393,543
High Tech Computer Corp.	117,000	1,726,077
		$5,119,620
Electronic Components - Miscellaneous — 4.1%
Asia Optical Co., Inc.	384,000	2,345,598
AU Optronics Corp.	1,960,910	2,798,209
		$5,143,807
Health and Personal Care — 2.0%
Johnson Health Tech Co., Ltd.	630,000	2,490,639
		$2,490,639

3

Hotels and Motels — 1.0%
Formosa International Hotels Corp.	775,000	$1,257,895
		$1,257,895
Insurance — 2.6%
Cathay Financial Holding Co., Ltd.	1,283,000	2,320,365
Shin Kong Financial Holding Co., Ltd.	1,189,603	893,742
		$3,214,107
Oil and Gas - Equipment and Services — 1.9%
Formosa Petrochemical Corp.	1,302,885	2,363,230
		$2,363,230
Semiconductor Components/Integrated Circuits — 10.5%
MediaTek, Inc.	288,200	2,999,872
Novatek Microelectronics Corp., Ltd.	409,730	2,214,178
Powerchip Semiconductor Corp.	4,574,000	2,510,944
Taiwan Semiconductor Manufacturing Co., Ltd.	2,985,141	5,306,081
		$13,031,075
Telecommunications Services — 2.8%
Chunghwa Telecom Co., Ltd.	881,000	1,497,886
Far EasTone Telecommunications Co., Ltd.	1,768,300	2,010,181
		$3,508,067
Total Taiwan (identified cost $38,276,342)		$42,691,418
Total Common Stocks (identified cost $100,493,812)		$120,687,701

Rights — 0.0%

Security	Shares	Value
Hong Kong — 0.0%
Real Estate Operating/Development — 0.0%
Cheung Kong Holdings, Ltd. (1)	8,687	$0
		$0
Total Hong Kong (identified cost $0)		$0
Total Rights (identified cost $0)		$0
Total Investments — 97.1% (identified cost $100,493,812)		$120,687,701
Other Assets, Less Liabilities — 2.9%		$3,657,189
Net Assets — 100.0%		$124,344,890

4

(1)	Fair Valued by the Adviser.
(2)	Restricted security.
(3)	Non-income producing security.

Top Ten Holdings

		Percentage
Company	Industry Sector	of Net Assets	Value
China Mobile, Ltd.	Telecommunications Services	4.4	$5,441,798
Taiwan Semiconductor Manufacturing Co., Ltd.	Semiconductor Components/Integrated Circuits	4.3	5,306,081
Esprit Holdings, Ltd.	Distribution/Wholesale	4.0	4,919,352
Swire Pacific, Ltd. - Class A	Diversified Operations	3.4	4,205,435
Ports Design, Ltd.	Apparel and Accessories	3.4	4,177,911
Hong Kong and China Gas Co., Ltd.	Gas Production & Distribution	3.1	3,807,776
Jardine Matheson Holdings, Ltd.	Diversified Operations	3.1	3,796,323
Vision Grande Group Holdings, Ltd.	Printing	3.0	3,781,965
Acer, Inc.	Computers	2.7	3,393,543
HSBC Holdings PLC	Banks	2.5	3,159,986

Industry concentration — Below are the top ten industry sectors represented in the Portfolio of Investments

	Percentage
Company	of Net Assets	Value
Semiconductor Components/Integrated Circuits	10.5	$13,031,075
Diversified Operations	8.8	10,911,630
Telecommunications Services	8.2	10,223,560
Real Estate Operating/Development	5.3	6,644,185
Banks	5.2	6,520,727
Apparel and Accessories	5.2	6,419,846
Electronic Components - Miscellaneous	4.1	5,143,807
Computers	4.1	5,119,620
Distribution/Wholesale	3.9	4,919,352
Oil Companies - Exploration & Production	3.7	4,573,069

The Portfolio did not have any open financial instruments at November 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$100,493,812
Gross unrealized appreciation	$24,723,855
Gross unrealized depreciation	(4,529,966)
Net unrealized appreciation	$20,193,889

5

Eaton Vance Growth Fund as of November 30, 2005 (Unaudited)

Eaton Vance Growth Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2005, the value of the Fund’s investment in the Portfolio was $120,334,400 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Growth Portfolio                                                                                                                            as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace and Defense — 2.0%
Precision Castparts Corp.	48,000	$2,447,520
		$2,447,520
Beverage - Manufacturing — 0.4%
Cott Corp. (1)	38,000	523,640
		$523,640
Biotechnology — 4.3%
Amgen, Inc. (1)	15,000	1,213,950
Arena Pharmaceuticals, Inc. (1)	30,000	323,400
Celgene Corp. (1)	38,000	2,314,960
Medimmune, Inc. (1)	36,000	1,292,760
		$5,145,070
Broadcasting — 1.6%
Central European Media Enterprises, Ltd. (1)	36,000	1,946,880
		$1,946,880
Building and Construction — 1.9%
Martin Marietta Materials, Inc.	30,000	2,253,300
		$2,253,300
Business Services - Miscellaneous — 2.7%
Gartner, Inc. (1)	110,000	1,482,800
Greenfield Online, Inc. (1)	42,738	216,682
MoneyGram International, Inc.	60,000	1,552,800
		$3,252,282
Chemicals — 1.0%
Ecolab, Inc.	37,000	1,230,990
		$1,230,990
Computer Peripherals — 1.1%
Symbol Technologies, Inc.	74	846
Synaptics, Inc. (1)	50,000	1,345,500
		$1,346,346
Computer Software & Services — 5.0%
Compuware Corp. (1)	170,000	1,569,100
Kanbay International, Inc. (1)	42,000	695,520
Magma Design Automation, Inc. (1)	110,000	929,500
PDF Solutions, Inc. (1)	80,000	1,251,200
Satyam Computer Services, Ltd. ADR	39,000	1,374,360
Syntel, Inc.	9,800	201,488
		$6,021,168

1

Diversified Telecommunication Services — 1.0%
PanAmSat Holding Corp.	50,000	$1,212,500
		$1,212,500
Education — 2.0%
Bright Horizons Family Solutions, Inc. (1)	3,500	123,830
Career Education Corp. (1)	18,000	671,400
DeVry, Inc. (1)	68,000	1,578,960
		$2,374,190
Energy Services — 2.5%
British Energy Group PLC (1)	370,000	2,983,823
		$2,983,823
Engineering and Construction — 0.6%
Caterpillar, Inc.	5,890	340,324
Foster Wheeler, Ltd. (1)	12,000	417,960
		$758,284
Enterprise Software — 1.0%
i2 Technologies, Inc. (1)	85,000	1,168,750
		$1,168,750
Entertainment — 4.7%
PartyGaming PLC (1)	750,000	1,532,161
Sportingbet PLC	675,000	4,173,696
		$5,705,857
Financial Services — 7.9%
E*Trade Financial Corp. (1)	285,000	5,563,200
MarketAxess Holdings, Inc. (1)	92,500	1,129,425
Midcap SPDR Trust Series I	16,000	2,146,080
Student Loan Corp., (The)	3,400	717,774
		$9,556,479
Gaming Equipment — 0.1%
WMS Industries, Inc. (1)	3,853	95,670
		$95,670
Generic Drugs — 2.4%
Par Pharmaceutical Cos., Inc. (1)	23,000	612,030
Shire Pharmaceuticals PLC ADR	63,000	2,302,020
		$2,914,050
Hardware - Networking — 1.8%
Atheros Communications, Inc. (1)	211,000	2,044,590
McDATA Corp., Class B (1)	50,000	174,000
		$2,218,590

2

Health Care - Providers and Services — 5.2%
Caremark Rx, Inc. (1)	30,000	$1,541,700
Coventry Health Care, Inc. (1)	21,000	1,250,970
DaVita, Inc. (1)	32,000	1,679,680
Omnicare, Inc.	5,000	284,750
WellPoint, Inc. (1)	20,000	1,536,600
		$6,293,700
Hotels, Restaurants & Leisure — 0.7%
Wynn Resorts, Ltd. (1)	14,000	781,620
		$781,620
Insurance — 5.3%
Admiral Group PLC	150,000	1,148,753
PartnerRe, Ltd.	27,000	1,843,560
PXRE Group, Ltd.	75,000	954,750
UnumProvident Corp.	111,000	2,442,000
		$6,389,063
Internet Services — 4.7%
CheckFree Corp. (1)	49,000	2,295,650
Google, Inc., Class A (1)	8,100	3,280,419
HomeStore, Inc. (1)	3,941	17,380
		$5,593,449
Internet Software & Services — 0.4%
eResearch Technology, Inc. (1)	40,000	517,600
		$517,600
Medical Products — 3.1%
Henry Schein, Inc. (1)	30,000	1,279,500
I-Flow Corp. (1)	20,425	267,772
Mentor Corp.	44,000	2,144,560
		$3,691,832
Mining — 5.0%
Arch Coal, Inc.	55,000	4,237,200
Eldorado Gold Corp. (1)	185,000	741,850
Foundation Coal Holdings, Inc.	17,000	604,690
Gammon Lake Resources, Inc. (1)	50,000	448,500
		$6,032,240
Oil & Gas Equipment — 2.1%
Trico Marine Services, Inc. (1)	99,519	2,479,018
		$2,479,018
Oil and Gas - Exploration and Production — 7.8%
Amerada Hess Corp.	28,500	3,491,820
Hanover Compressor Co. (1)	4,401	59,502
Parallel Petroleum Corp. (1)	40,000	656,400

3

Pride International, Inc. (1)	43,000	$1,280,970
Range Resources Corp.	35,000	1,303,400
Vintage Petroleum, Inc.	50,000	2,619,000
		$9,411,092
Personal Products — 1.0%
Procter & Gamble Co. (The)	20,000	1,143,800
		$1,143,800
Pharmaceuticals — 1.2%
Ligand Pharmaceuticals, Inc., Class B (1)	134,000	1,485,725
		$1,485,725
Refining — 0.7%
Tesoro Corp.	15,000	826,050
		$826,050
Retail - Food and Drug — 3.1%
Nestle SA ADR	17,000	1,260,791
Walgreen Co.	55,000	2,512,400
		$3,773,191
Retail - Specialty — 1.6%
American Eagle Outfitters, Inc.	53,000	1,206,280
Men’s Wearhouse, Inc., (The) (1)	24,000	703,200
Under Armour, Inc., Class A (1)	2,790	63,138
		$1,972,618
Semiconductor Equipment — 1.6%
Advanced Energy Industries, Inc. (1)	9,289	124,101
Cabot Microelectronics Corp. (1)	20,000	618,600
Teradyne, Inc. (1)	43,000	629,090
Tessera Technologies, Inc. (1)	20,000	550,000
		$1,921,791
Semiconductors — 0.8%
Cirrus Logic, Inc. (1)	119,000	899,640
		$899,640
Telecommunication Equipment — 6.1%
Novatel Wireless, Inc. (1)	182,000	2,478,840
Palm, Inc. (1)	92,000	2,610,960
Research In Motion, Ltd. (1)	36,200	2,212,906
		$7,302,706
Transportation — 0.4%
American Commercial Lines, Inc. (1)	15,060	440,505
		$440,505

4

Wireless Communication Services — 4.7%
NII Holdings, Inc. (1)	124,000	$5,387,800
OAO Vimpel-Communications ADR (1)	5,000	226,650
		$5,614,450
Total Common Stocks (identified cost $102,148,939)		$119,725,479
Total Investments — 99.5% (identified cost $102,148,939)		$119,725,479
Other Assets, Less Liabilities — 0.5%		$608,946
Net Assets — 100.0%		$120,334,425

ADR	—	American Depository Receipt
(1)		Non-income producing security.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	79.5%	$95,633,179
United Kingdom	10.1%	12,140,453
Bermuda	4.3%	5,163,150
Canada	3.3%	3,926,896
India	1.1%	1,374,360
Switzerland	1.0%	1,260,791
Russia	0.2%	226,650
	99.5%	$119,725,479

The Portfolio did not have any open financial instruments at November 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$102,148,939
Gross unrealized appreciation	$19,812,286
Gross unrealized depreciation	(2,235,746)
Net unrealized appreciation	$17,576,540

5

Eaton Vance Worldwide Health Sciences Fund as of November 30, 2005 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2005, the value of the Fund’s investment in the Portfolio was $2,565,842,589 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Worldwide Health Sciences Portfolio                                                                                       as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.18%

			Percentage
Security	Shares	Value	of Net Assets
Major Capitalization-Europe — 14.98% (1)
Altana AG	1,750,000	$92,489,464	3.61%
Novartis AG	3,615,000	189,005,745	7.37%
Serono SA	140,000	102,735,219	4.00%
		$384,230,428	14.98%
Major Capitalization-Far East — 13.47% (1)
Astellas Pharma, Inc.	2,698,000	104,111,865	4.06%
Chugai Pharmaceuticals Co., Ltd.	5,100,000	115,295,688	4.49%
Takeda Pharmaceutical Co., Ltd.	2,300,000	126,147,060	4.92%
		$345,554,613	13.47%
Major Capitalization-North America — 38.52% (1)
Amgen, Inc. (2)	2,341,000	189,457,130	7.38%
Genentech, Inc. (2)	1,900,000	181,678,000	7.08%
Genzyme Corp. (2)	1,900,000	141,246,000	5.51%
Lilly (Eli) & Co.	1,812,000	91,506,000	3.57%
Medimmune, Inc. (2)	4,400,000	158,004,000	6.16%
Pfizer, Inc.	1,474,000	31,248,800	1.22%
Schering-Plough Corp.	5,500,000	106,260,000	4.14%
Wyeth Corp.	2,138,500	88,876,060	3.46%
		$988,275,990	38.52%
Specialty Capitalization-Europe — 0.62%
Berna Biotech AG (2)	1,702,812	16,001,197	0.62%
		$16,001,197	0.62%
Specialty Capitalization-North America — 27.59%
Abgenix, Inc. (2)	4,000,000	54,840,000	2.14%
Affymetrix, Inc. (2)	1,825,000	89,863,000	3.50%
Enzon Pharmaceuticals, Inc. (2)	2,453,500	16,659,265	0.65%
Exelixis, Inc. (2)	3,100,000	25,048,000	0.98%
Gen-Probe, Inc. (2)	2,100,000	96,957,000	3.78%
Given Imaging, Ltd. (2)(3)	485,000	11,557,550	0.45%
ICOS Corp. (2)	2,800,000	79,772,000	3.11%
Ligand Pharmaceuticals, Inc., Class A (2)	2,150,000	23,838,125	0.93%
Ligand Pharmaceuticals, Inc., Class B (2)	1,900,000	21,066,250	0.82%
Millennium Pharmaceuticals, Inc. (2)	7,285,100	76,566,401	2.98%
NPS Pharmaceuticals, Inc. (2)	3,149,500	36,502,705	1.42%
OSI Pharmaceuticals, Inc. (2)	1,803,000	43,722,750	1.70%
Pharmacopeia Drug Discovery, Inc. (2)	583,000	1,842,280	0.07%
Savient Pharmaceuticals, Inc. (2)	1,673,500	6,258,890	0.24%

1

Tanox, Inc. (2)	2,788,000	$46,308,680	1.81%
Vertex Pharmaceuticals, Inc. (2)	3,030,000	77,265,000	3.01%
		$708,067,896	27.59%
Total Common Stocks (identified cost $1,921,995,593)		$2,442,130,124

Preferred Stocks — 0.05%

			Percentage
Security	Shares	Value	of Net Assets
Specialty Capitalization-North America — 0.05%
Predix Pharmaceuticals Holdings, Inc. Series AB (2)(3)(4)	3,898,806	$857,738	0.03%
Predix Pharmaceuticals Holdings, Inc. Series C (2)(3)(4)	2,337,565	514,264	0.02%
		$1,372,002	0.05%
Total Preferred Stocks (identified cost $3,047,657)		$1,372,002

p

Options — 0.00%

			Percentage
Security	Shares	Value	of Net Assets
Specialty Capitalization-North America — 0.00%
Orchid Cellmark, Inc. Options, Exp. 7/24/11 (2)(3)	649	$0	0.00%
Orchid Cellmark, Inc. Options, Exp. 9/20/11 (2)(3)	649	0	0.00%
Orchid Cellmark, Inc. Options, Exp. 12/12/11 (2)(3)	1,600	0	0.00%
		$0	0.00%
Total Options (identified cost $0)		$0

Warrants — 0.00%

			Percentage
Security	Shares	Value	of Net Assets
Specialty Capitalization-North America — 0.00%
Given Imaging Warrants, Exp. 9/15/11 (2)(3)	1,283	$26,237	0.00%
		$26,237	0.00%
Total Warrants (identified cost $0)		$26,237

2

Short-Term Investments — 4.77%

	Principal
	Amount		Percentage
Security	(000's omitted)	Value	of Net Assets
General Electric Capital Corp., Commercial Paper, 4.03%, 12/1/05	94,546	$94,546,000	3.68%
Investors Bank and Trust Company, Time Deposit, 4.04%, 12/1/05	2,000	2,000,000	0.08%
Old Line Funding Corp., LLC, Commercial Paper, 4.05%, 12/5/05	25,840	25,828,372	1.01%
Total Short-Term Investments (at amortized cost, $122,374,372)		$122,374,372
Total Investments (identified cost $2,047,417,622)		$2,565,902,735	100.00%
Other Assets, Less Liabilities		$(59,888)	(0.00)%
Net Assets		$2,565,842,847	100.00%

(1)	Major capitalization is defined as market value of $5 billion or more.
(2)	Non-income producing security.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Restricted security.

The Portfolio did not have any open financial instruments at November 30, 2005

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,047,417,622
Gross unrealized appreciation	$750,776,203
Gross unrealized depreciation	(232,291,090)
Net unrealized appreciation	$518,485,113

3

At, November 30, 2005 the Portfolio owned the following securities (representing 0.05% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.  This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value
Preferred Stocks
Predix Pharmaceuticals Holdings, Inc. Series AB	8/12/03 - 8/06/04	3,898,806	$2,532,528	$857,738
Predix Pharmaceuticals Holdings, Inc. Series C	8/06/04	2,337,565	515,129	514,264
			$3,047,657	$1,372,002

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer
Date:	January 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer
Date:	January 24, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	January 24, 2006